Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Fund")

Incorporated herein by reference are the definitive versions of the above-referenced Fund's prospectus and statement of additional information filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2013 (SEC Accession No. 0000846421-13-000003).